Reinsurance assets (Tables)	12 Months Ended
Dec. 31, 2020
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Summary of Assets Arising From Reinsurance Contracts

Assets arising from reinsurance contracts related to:	2020	2019
Life insurance general account	17,421	18,464

Non-life insurance	1,144	1,376

Investment contracts	345	412
At December 31	18,910	20,253

Current	16	13

Non-current	18,895	20,239

Summary of Reinsurance Assets Relating to Life Insurance
Amounts due from reinsurers in respect of claims already paid by the Group are included in note 28 Other assets and receivables.

Movements during the year in reinsurance assets relating to life insurance:	Life insurance general account	Life insurance for account of policyholders	Total life insurance

At January 1, 2020	18,464	-	18,464

Gross premium and deposits – existing and new business	2,080	-	2,080

Unwind of discount / interest credited	839	-	839

Insurance liabilities released	(2,529)	-	(2,529)

Fund charges released	(103)	-	(103)

Changes to valuation of expected future benefits	195	-	195

Net exchange differences	(1,536)	-	(1,536)

Disposal of a business	-	-	-

Transfer to/from insurance contracts	8	-	8

Other movements	4	-	4
At December 31, 2020	17,421	-	17,421

At January 1, 2019	18,082	2	18,084

Gross premium and deposits – existing and new business	2,170	-	2,170

Unwind of discount / interest credited	887	-	887

Insurance liabilities released	(2,968)	-	(2,968)

Fund charges released	(85)	-	(85)

Changes to valuation of expected future benefits	(16)	-	(16)

Net exchange differences	357	-	357

Disposal of a business	-	(2)	(2)

Transfer to/from insurance contracts	22	-	22

Other movements	16	-	16
At December 31, 2019	18,464	-	18,464

Summary of Reinsurance Assets Relating to Non-life Insurance

Movements during the year in reinsurance assets relating to non-life insurance:	2020	2019

At January 1	1,376	1,356

Gross premium and deposits – existing and new business	97	99

Unwind of discount / interest credited	87	88

Insurance liabilities released	(191)	(127)

Changes in unearned premiums	(38)	(30)

Incurred related to current year	20	80

Incurred related to prior years	32	56

Release for claims settled current year	(24)	(23)

Release for claims settled prior years	(130)	(124)

Change in IBNR	4	(19)

Net exchange differences	(103)	25

Other movements	13	(4)
At December 31	1,144	1,376

Assets Arising from Reinsurance Contracts

Assets arising from reinsurance contracts related to:	2020	2019

Normal course of business	6,485	6,519

Exit of a business	12,426	13,734
At December 31	18,910	20,253